Provisions for pensions and similar obligations (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Post Employment Plans [Abstract]
Present value of the obligations at beginning of year	R$ 22,001,609	R$ 20,769,126	R$ 17,525,799
Current service cost (Note 40)	3,142	14,605	15,416
Interest cost	2,029,099	2,170,639	2,046,949
Benefits paid	(1,876,014)	(1,834,681)	(1,679,794)
Actuarial (gains)/losses	1,674,908	871,308	2,844,733
Others	180,463	10,612	16,023
Present value of the obligations at end of year	R$ 24,013,207	R$ 22,001,609	R$ 20,769,126